Note 12 - Supplemental Cash Flow Information - 10K (Details) - Supplemental Cash Flow Information (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Shared Services Payment with PSID [Member]
Non-cash operating activities:
Issuance of shares of common stock to settle the partial payment under a shared services agreement	$ 160	$ 160
Options, Assets, Promissory Note [Member]
Non-cash investing and financing activities:
Acquisition of assets	1,200	5,820
Note Payable, Estimated Royalty Obligation [Member]
Non-cash investing and financing activities:
Acquisition of assets		$ 1,200